Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories
	September 30, 2023	December 31, 2022
Raw materials	$764	$593
Finished goods	$1,934	$586
	$2,698	$1,179

	December 31
	2022	2021
	U.S. dollars in thousands
Raw materials	593	356
Finished goods	586	541
	1,179	897